Inventories - Summary of Write downs reversals of Inventories (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Write-downs of inventories [abstract]
Net inventory losses	$ 888.7	$ 3,494.6	$ 4,689.1